Income tax - Reconciliation of Income Taxes Computed at the French Statutory Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Applicable tax rate	25.00%
Profit (loss) before income taxes	$ 61,104	$ (38,316)	$ (6,260)
At France’s statutory income tax rate of 25% in 2022, 2023 and in 2024	15,276	(9,579)	(1,565)
Impact of French income taxed under IP Box regime at 10%	(8,793)	0	0
Non-deductible share-based payment expense	1,023	1,776	1,369
Tax credits	(955)	(1,344)	(1,156)
Permanent differences and other	(29)	212	(503)
Withholding tax	0	2,055	2,250
Use of tax loss carryforwards	(2,985)	0	0
Unrecognized benefit of tax losses carryforward	0	9,554	2,353
Income tax expense (benefit)	$ 3,537	$ 2,674	$ 2,748